Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 93.2%
Australia 7.3%
Aurizon Holdings Ltd.	17,850	51,461
Australia & New Zealand Banking Group Ltd.	2,311	41,528
BHP Group Ltd.	1,327	42,053
Brambles Ltd.	5,891	45,912
Endeavour Group Ltd.	13,902	72,293
Macquarie Group Ltd.	339	45,173
Newcrest Mining Ltd.	2,877	51,457
Santos Ltd.	8,021	46,766
Telstra Corp., Ltd.	9,343	25,938
Treasury Wine Estates Ltd.	12,184	103,935
Woodside Energy Group Ltd.	239	5,062
Woolworths Group Ltd.	2,989	74,260
(Cost $629,335)		605,838
Austria 1.2%
Erste Group Bank AG (Cost $75,308)	3,287	102,203
Belgium 0.8%
KBC Group NV (Cost $72,852)	1,043	65,183
Denmark 3.3%
Novo Nordisk AS "B" (Cost $109,606)	2,468	273,468
Finland 1.4%
Kone Oyj "B"	565	28,893
Neste Oyj	1,831	84,066
(Cost $83,709)		112,959
France 10.3%
Aeroports de Paris*	226	33,831
BNP Paribas SA	2,295	131,335
Capgemini SE	635	123,639
Danone SA	1,252	73,645
Kering SA	187	102,946
LVMH Moet Hennessy Louis Vuitton SE	307	198,338
SEB SA	576	61,430
Valeo	2,200	49,026
Worldline SA 144A*	2,159	88,247
(Cost $708,718)		862,437
Germany 6.4%
Allianz SE (Registered)	553	116,196
BASF SE	1,729	95,500
Bayerische Motoren Werke AG	476	41,493
Deutsche Boerse AG	629	105,707
LANXESS AG	1,785	83,335

Merck KGaA	356	67,122
Puma SE	372	27,732
(Cost $466,322)		537,085
Hong Kong 0.8%
HKT Trust & HKT Ltd. (Units) (Cost $70,565)	51,000	70,210
Ireland 1.4%
Kingspan Group PLC (Cost $80,130)	1,380	113,906
Italy 1.2%
Moncler SpA (Cost $27,866)	2,079	100,112
Japan 21.9%
AGC, Inc.	2,000	75,289
ANA Holdings, Inc.*	1,200	23,626
Astellas Pharma, Inc.	4,200	67,140
Canon, Inc.	1,800	45,339
Central Japan Railway Co.	400	49,497
Chugai Pharmaceutical Co., Ltd.	4,300	117,630
CyberAgent, Inc.	9,300	100,077
Daiwa House Industry Co., Ltd.	1,400	33,659
East Japan Railway Co.	400	20,504
Hino Motors Ltd.	7,900	43,857
Inpex Corp.	4,000	51,124
Japan Post Bank Co., Ltd.	11,700	90,038
Japan Prime Realty Investment Corp. (REIT)	8	25,500
Japan Real Estate Investment Corp. (REIT)	8	39,706
KDDI Corp.	2,500	86,968
Lixil Corp.	1,500	28,516
Mitsubishi Corp.	1,900	65,384
Mitsubishi Electric Corp.	4,200	46,074
Mitsubishi UFJ Financial Group, Inc.	20,100	114,102
Mitsui & Co., Ltd.	4,800	120,705
Murata Manufacturing Co., Ltd.	700	44,950
Nippon Building Fund, Inc. (REIT)	5	27,189
Nippon Steel Corp.	2,400	41,635
Nippon Telegraph & Telephone Corp.	1,200	36,436
Nomura Real Estate Holdings, Inc.	1,100	27,485
Obayashi Corp.	3,900	27,617
Shimizu Corp.	6,000	31,831
Sumitomo Mitsui Financial Group, Inc.	3,600	110,174
Takeda Pharmaceutical Co., Ltd.	3,000	86,201
Terumo Corp.	3,200	103,496
Tokyo Electron Ltd.	100	45,611
(Cost $1,883,082)		1,827,360
Luxembourg 0.3%
Aroundtown SA (Cost $38,739)	5,427	25,472
Netherlands 5.0%
ASML Holding NV	334	192,508
Koninklijke DSM NV	640	108,221
Koninklijke Philips NV	1,910	49,381
Stellantis NV	4,257	64,082
(Cost $285,869)		414,192

Norway 1.8%
DNB Bank ASA (Cost $129,069)	7,578	153,917
Singapore 0.4%
Singapore Telecommunications Ltd. (Cost $30,367)	15,400	29,067
Spain 3.5%
Grifols SA	4,019	84,742
Iberdrola SA	14,231	168,567
Siemens Gamesa Renewable Energy SA*	1,918	37,065
(Cost $273,678)		290,374
Sweden 2.6%
Assa Abloy AB "B"	2,926	72,393
Fastighets AB Balder "B"*	4,734	34,182
Hexagon AB "B"	6,743	82,340
Skanska AB "B"	1,464	25,310
(Cost $212,063)		214,225
Switzerland 10.6%
ABB Ltd. (Registered)	2,041	62,836
Glencore PLC	11,804	77,886
Kuehne & Nagel International AG (Registered)	332	87,793
Lonza Group AG (Registered)	189	113,890
Nestle SA (Registered)	2,675	326,707
Novartis AG (Registered)	423	38,395
Sika AG (Registered)	411	114,103
STMicroelectronics NV	1,046	41,977
Straumann Holding AG (Registered)	180	22,975
(Cost $624,367)		886,562
United Kingdom 13.0%
BT Group PLC	8,905	21,039
Compass Group PLC	7,728	173,605
Diageo PLC	4,329	201,692
M&G PLC	28,349	77,148
National Grid PLC	8,164	120,360
Prudential PLC	9,953	130,368
RELX PLC	4,616	132,072
Shell PLC	5,701	169,355
SSE PLC	1,456	32,477
Vodafone Group PLC	17,223	28,354
(Cost $931,142)		1,086,470
Total Common Stocks (Cost $6,732,787)		7,771,040

Preferred Stocks 1.0%
Germany
Porsche Automobil Holding SE (Cost $92,096)	1,031	84,613

Exchange-Traded Funds 3.4%
iShares MSCI Hong Kong ETF (a)	5,299	117,479
iShares Trust iShares ESG Aware MSCI EAFE ETF (a)	2,352	164,922
Total Exchange-Traded Funds (Cost $304,702)		282,401

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (b) (c) (Cost $184,102)	184,102	184,102

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.75% (b) (Cost $121,213)	121,213	121,213

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $7,434,900)	101.3	8,443,369
Other Assets and Liabilities, Net	(1.3)	(106,757)
Net Assets	100.0	8,336,612
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (b) (c)
249,865	—	65,763 (d)	—	—	857	—	184,102	184,102
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.75% (b)
58,142	1,348,372	1,285,301	—	—	93	—	121,213	121,213
308,007	1,348,372	1,351,064	—	—	950	—	305,315	305,315
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $179,412, which is 2.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust

At May 31, 2022 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)
Financials	1,283,072	16%
Industrials	1,224,372	16%
Health Care	1,024,440	13%
Consumer Discretionary	903,377	11%
Consumer Staples	852,532	11%
Information Technology	664,611	8%
Materials	614,190	8%
Communication Services	398,089	5%
Energy	356,373	5%
Utilities	321,404	4%
Real Estate	213,193	3%
Total	7,855,653	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$605,838	$—	$605,838
Austria	—	102,203	—	102,203
Belgium	—	65,183	—	65,183
Denmark	—	273,468	—	273,468
Finland	—	112,959	—	112,959
France	—	862,437	—	862,437
Germany	—	537,085	—	537,085
Hong Kong	—	70,210	—	70,210
Ireland	—	113,906	—	113,906
Italy	—	100,112	—	100,112
Japan	—	1,827,360	—	1,827,360
Luxembourg	—	25,472	—	25,472
Netherlands	—	414,192	—	414,192
Norway	—	153,917	—	153,917
Singapore	—	29,067	—	29,067
Spain	—	290,374	—	290,374
Sweden	—	214,225	—	214,225
Switzerland	—	886,562	—	886,562
United Kingdom	—	1,086,470	—	1,086,470
Preferred Stocks	—	84,613	—	84,613
Exchange-Traded Funds	282,401	—	—	282,401
Short-Term Investments (a)	305,315	—	—	305,315
Total	$587,716	$7,855,653	$—	$8,443,369
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH3
R-080548-1 (1/23)